Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Financial Information of the Group's VIEs and Subsidiaries of VIEs
Summarized financial information of the Group’s VIEs and subsidiaries of VIEs for the years ended December 31, 2019 and 2020:

	As at December 31,
	2019 RMB’000	2020 RMB’000	2020 US$’000 Note 2.5(d)
Non-current assets	138,033	169,152	25,924
Current assets	298,815	335,772	51,459

Total assets	436,848	504,924	77,383

Non-current liabilities	265,353	780,519	119,620
Current liabilities	169,522	229,062	35,105

Total liabilities	434,875	1,009,581	154,725

	Year ended December 31,
	2019	2020	2020
	RMB’000	RMB’000	US$’000
			Note 2.5(d)
Revenue	323,425	424,485	65,055
Loss for the year	(406,239)	(236,102)	(36,184)

Net cash used in operating activities	(192,068)	(196,594)	(30,129)
Net cash used in from investing activities	(96,807)	(9,223)	(1,414)
Net cash generated from financing activities	238,061	200,767	30,769

Net decrease in cash and cash equivalents	(50,814)	(5,050)	(774)

Summary of Property Plant And Equipment
Depreciation is calculated using the straight-line method to allocate their cost, net of their residual values, over their estimated useful lives or, in the case of leasehold improvements and certain leased plant and equipment, the shorter lease term as follows:

Instruments and equipment	3-5 years
Office equipment and furniture	3-5 years
Transporting equipment	4 years
Leasehold improvements	shorter of lease period or 3-5 years